Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible assets
Schedule of intangible assets

	As of December 31,
	2023	2024
	RMB	RMB	US$
Computer software, systems and technology	14,340	14,814	2,029
Brand	10,300	10,300	1,411
Customer relationships	13,800	13,800	1,891
Less: Accumulated amortization	(20,499)	(25,147)	(3,445)
Total intangible assets, net	17,941	13,767	1,886

Schedule of estimated amortization expense related to the existing intangible assets

	RMB	US$
For the year ending December 31, 2025	4,045	554
2026	3,919	537
2027	1,509	207
2028	1,030	141
2029	1,030	141